Debt (Details)		3 Months Ended		6 Months Ended
	Mar. 16, 2020 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2020 USD ($)	May 14, 2020 CAD ($)	Mar. 25, 2020 CAD ($)	Feb. 13, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Early debt redemption costs		$ 0	$ (18,000,000)	$ (17,000,000)	$ (18,000,000)
Series M-52 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 1,000,000,000
Series M-51 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 500,000,000		$ 750,000,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Principal amount		2,035,000,000		2,035,000,000		$ 1,450,000,000
Credit facilities		$ 4,000,000,000		$ 4,000,000,000
Series M-47 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount								$ 1,000,000,000
Series M-24 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 500,000,000
Early debt redemption costs	$ 17,000,000
Fixed interest rate | Series M-52 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							2.50%
Fixed interest rate | Series M-51 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							3.50%		3.50%
Fixed interest rate | Series M-47 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)								3.35%
Fixed interest rate | Series M-24 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.95%